Long-Term Debt (Maturities of Long-Term Debt Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
Total long-term debt	$ 4,994	$ 55,200	$ 30,732
Senior Secured Credit Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	713	713
2013	773	773
2014	773	773
2015	773	773
2016	1,962	52,168
Total long-term debt	$ 4,994	$ 55,200